Prepaid Expenses And Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense And Other Assets [Abstract]
Prepaid Expenses, Deferred Costs, and Other Assets

	2015	2014
	(In thousands)
Prepaid Expenses, Deferred Costs, and Other Current Assets:
Prepaid expenses	$25,999	$27,406
Deferred costs and other current assets	30,679	7,102
Total	$56,678	$34,508

Prepaid Expenses, Deferred Costs, and Other Noncurrent Assets:
Prepaid expenses	$17,567	$21,158
Deferred costs and other noncurrent assets	1,690	1,442
Total	$19,257	$22,600